UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Argentina — 0.1%
IRSA Inversiones y
Representaciones SA - ADR	396,230	$2,773,610
Pampa Energia SA - ADR (a)	415,436	1,682,516
Tenaris SA - ADR	826,118	31,623,797
		36,079,923
Australia — 0.4%
Asciano Ltd.	5,105,933	23,166,238
BHP Billiton Ltd.	1,313,047	43,616,113
Newcrest Mining Ltd.	2,379,569	58,193,065
Orica Ltd.	1,253,429	32,596,524
Telstra Corp. Ltd.	8,408,767	35,314,798
		192,886,738
Belgium — 0.0%
RHJ International (a)(b)	4,080,524	19,034,933
RHJ International - ADR (a)(b)	899,200	4,208,166
		23,243,099
Brazil — 1.4%
Banco do Brasil SA	1,657,039	17,628,075
Cia Brasileira de Distribuicao
Grupo Pao de Acucar,
Preference Shares	2,046,179	83,376,902
Cia Energetica de Minas Gerais -
ADR	3,069,595	58,353,001
Cosan Ltd.	6,193,647	78,659,317
Cyrela Brazil Realty SA	4,884,548	35,277,821
Hypermarcas SA (a)	10,136,927	63,813,370
Itau Unibanco Holding SA,
Preference Shares	3,336,139	52,861,816
MRV Engenharia e Participacoes
SA	8,364,356	45,511,697
Petroleo Brasileiro SA - ADR (c)	5,534,637	105,324,142
Qualicorp SA (a)	3,795,076	33,798,622
SLC Agricola SA	4,272,669	46,871,754
Telefonica Brasil - ADR	3,000,612	70,064,290
Tractebel Energia SA	1,324,571	23,625,351
		715,166,158
Canada — 2.5%
Athabasca Oil Corp. (a)	4,278,000	52,427,202
Bank of Nova Scotia	878,880	45,878,614
Brookfield Asset Management,
Inc., Class A	1,204,697	40,730,806
Canadian Natural Resources Ltd.	2,202,306	60,012,838
Canadian Pacific Railway Ltd.	698,246	56,662,663
Canadian Pacific Railway Ltd.	110,522	8,983,047
Detour Gold Corp. (a)	1,174,020	26,036,002
Eldorado Gold Corp.	5,828,413	63,058,564
Goldcorp, Inc. (d)	5,324,330	191,888,853
Katanga Mining Ltd. (a)(c)	1,568,205	781,874
Kinross Gold Corp.	1,160,679	9,645,242
Kinross Gold Corp.	5,264,487	43,991,027
Nexen, Inc. (d)	3,448,839	87,600,511

	Shares	Value
Common Stocks
Canada (concluded)
Osisko Mining Corp. (a)	5,029,545	$42,980,706
Potash Corp. of Saskatchewan,
Inc. (d)(e)	4,818,350	212,778,336
Rogers Communications, Inc.,
Class B	850,137	33,333,872
Silver Wheaton Corp.	2,364,658	65,122,681
Sino-Forest Corp. (a)	2,463,590	25
Suncor Energy, Inc.	5,258,741	160,774,791
Talisman Energy, Inc.	2,298,139	28,415,938
Teck Resources Ltd., Class B	202,976	5,689,417
TELUS Corp.	392,270	24,494,139
The Toronto-Dominion Bank	98,500	7,751,528
Valeant Pharmaceuticals
International, Inc. (a)(d)	566,700	26,952,252
		1,295,990,928
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA - ADR (c)	462,000	27,687,660
China — 0.9%
Beijing Enterprises Holdings Ltd.	20,677,732	134,233,745
Chaoda Modern Agriculture
Holdings Ltd. (a)(c)	118,119,394	7,087,164
China BlueChemical Ltd.	31,636,800	20,705,318
China Shenhua Energy Co. Ltd.,
Class H	6,758,083	25,149,465
China Telecom Corp. Ltd.	21,799,900	11,317,746
China Unicom Ltd.	8,566,100	12,533,192
CSR Corp. Ltd. (c)	10,336,200	7,557,637
Dongfang Electric Corp. Ltd.	7,368,700	10,655,622
Dongfeng Motor Group Co. Ltd.,
Class H	9,464,700	13,065,738
Guangzhou Automobile Group Co.
Ltd. (a)	15,091,379	11,254,301
Haitian International Holdings Ltd.	9,842,600	9,466,881
Huaneng Power International, Inc.	39,805,800	28,748,296
Jiangsu Expressway Co. Ltd.	18,108,200	16,744,578
Ping An Insurance Group Co. of
China Ltd.	2,204,800	17,167,632
Shanghai Electric Group Co. Ltd.,
Class H	49,030,600	18,311,813
Sinopharm Group Co. (c)	14,692,300	42,997,077
Tianjin Development Holdings Ltd.
(a)(b)	88,279,743	42,153,233
Tianjin Port Development Holdings
Ltd.	55,830,244	6,015,681
Zhongsheng Group Holdings Ltd. (c)	15,608,500	16,565,834
		451,730,953
Denmark — 0.0%
A.P. Moller - Maersk A/S, Class B	2,924	20,231,226
Egypt — 0.0%
Telecom Egypt	525,388	1,097,522

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
France — 1.4%
AXA SA	2,602,278	$31,616,904
BNP Paribas SA	2,746,370	101,450,011
Essilor International SA	1,163,991	101,317,140
Eutelsat Communications SA (a)	1,065,674	32,174,499
LVMH Moet Hennessy Louis
Vuitton SA	432,495	65,060,455
Safran SA	1,583,826	53,596,113
Sanofi	1,089,524	88,891,524
Sanofi - ADR	150,928	6,133,714
Technip SA	225,220	23,642,382
Total SA	2,003,899	92,332,130
Total SA - ADR	2,607,228	119,802,127
		716,016,999
Germany — 2.4%
Allianz AG, Registered Shares	564,610	56,013,997
BASF SE	1,337,900	97,672,731
Bayer AG, Registered Shares	1,465,185	111,284,399
Bayerische Motoren Werke AG	526,710	39,199,473
Daimler AG, Registered Shares	674,850	33,624,637
Deutsche Telekom AG, Registered
Shares	7,867,615	88,683,327
Fresenius Medical Care AG & Co.
KGaA	1,375,782	99,452,299
Fresenius SE & Co. KGaA	850,749	90,594,394
Infineon Technologies AG	7,220,195	52,464,079
K+S AG	504,640	24,896,116
Kabel Deutschland Holding AG (a)	754,030	47,181,603
Lanxess AG	906,816	62,870,144
Linde AG	741,697	110,312,838
Muenchener Rueckversicherungs
AG, Registered Shares	195,200	27,658,281
SAP AG	498,244	31,619,999
Siemens AG, Registered Shares	1,845,040	156,346,747
Volkswagen AG, Preference Shares	731,490	124,479,223
		1,254,354,287
Hong Kong — 0.7%
AIA Group Ltd.	6,447,800	22,527,388
Cheung Kong Holdings Ltd.	2,629,700	34,405,781
Cheung Kong Infrastructure
Holdings Ltd.	4,959,300	30,045,927
China Resources Gas Group Ltd. (c)	15,562,000	30,000,633
China Resources Power Holdings
Co. Ltd.	19,346,000	40,655,262
Hutchison Whampoa Ltd.	4,651,897	41,699,672
The Link Real Estate Investment
Trust	26,848,183	117,451,098
Sun Hung Kai Properties Ltd.	2,472,616	30,713,988
Wharf Holdings Ltd.	4,762,310	27,424,118
Yuanda China Holdings Ltd.	135,653,000	13,730,364
		388,654,231
India — 0.0%
Adani Enterprises Ltd.	3,759,600	12,160,785

	Shares	Value
Common Stocks
Indonesia — 0.1%
Bumi Resources Tbk PT	148,756,833	$16,241,075
Telekomunikasi Indonesia Tbk PT	17,000,800	16,396,291
		32,637,366
Ireland — 0.1%
Covidien Plc	765,651	42,784,578
Israel — 0.3%
Check Point Software Technologies
Ltd. (a)	139,400	6,770,658
Teva Pharmaceutical Industries
Ltd. - ADR	3,098,939	126,715,616
		133,486,274
Italy — 0.4%
Eni SpA	5,058,330	104,304,014
Fiat Industrial SpA	10,010,157	98,072,895
Intesa Sanpaolo SpA	18,637,680	23,559,165
Telecom Italia SpA	13,061,270	10,632,169
		236,568,243
Japan — 5.6%
Aisin Seiki Co. Ltd.	835,790	25,405,855
Asahi Kasei Corp.	6,373,900	33,782,518
Astellas Pharma, Inc.	723,670	34,378,388
Bridgestone Corp.	3,646,800	82,140,656
Canon, Inc. (d)	2,136,319	71,338,431
Daihatsu Motor Co. Ltd.	1,274,930	21,306,313
Daiwa House Industry Co. Ltd.	1,688,330	23,985,440
Denso Corp.	1,229,880	39,183,845
East Japan Railway Co.	1,985,973	127,036,305
Fanuc Ltd.	318,080	49,107,837
Fuji Heavy Industries Ltd.	11,374,190	84,311,064
Futaba Industrial Co. Ltd.	2,009,350	9,368,765
Hitachi Chemical Co. Ltd.	1,749,400	26,572,605
Hitachi Ltd.	5,329,500	31,419,769
Honda Motor Co. Ltd.	2,748,981	87,390,865
Hoya Corp.	2,996,917	66,474,163
Inpex Corp.	17,095	94,985,983
JGC Corp.	3,096,630	94,642,259
JSR Corp.	1,215,100	21,388,254
Kao Corp.	768,900	20,780,672
KDDI Corp.	10,582	72,859,155
Kinden Corp.	636,300	4,278,610
Kirin Holdings Co. Ltd.	4,193,710	47,569,242
Kubota Corp.	9,745,510	92,136,973
Kuraray Co. Ltd.	2,236,020	26,171,805
Kyowa Hakko Kirin Co. Ltd.	3,370,300	37,486,672
Mitsubishi Corp.	5,688,130	112,560,628
Mitsubishi Tanabe Pharma Corp.	1,470,900	22,448,840
Mitsui & Co. Ltd.	10,470,334	154,611,801
Mitsui Fudosan Co. Ltd. (d)	1,970,800	37,972,053
MS&AD Insurance Group Holdings, Inc.	3,398,962	54,969,713
Murata Manufacturing Co. Ltd.	961,240	47,854,055
Nintendo Co. Ltd.	393,200	43,739,908
Nippon Electric Glass Co.	2,076,690	10,932,451

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Japan (concluded)
Nippon Telegraph & Telephone
Corp.	1,694,050	$78,636,948
NTT DoCoMo, Inc.	66,012	110,343,984
Okumura Corp.	7,158,620	24,489,848
Rinnai Corp.	481,275	30,984,067
Rohm Co. Ltd.	602,800	21,635,408
Shin-Etsu Chemical Co. Ltd.	2,143,140	108,183,091
Sony Financial Holdings, Inc.	1,784,200	28,457,435
Sumitomo Corp.	2,304,800	32,288,146
Sumitomo Electric Industries Ltd.	1,573,000	18,497,633
Sumitomo Mitsui Financial Group, Inc.	2,110,000	66,446,602
Suzuki Motor Corp.	5,177,108	94,593,013
TDK Corp.	713,600	27,065,878
Terumo Corp.	592,540	24,202,036
Toda Corp.	6,989,900	21,334,794
Tokio Marine Holdings, Inc.	5,520,421	126,484,818
Tokyo Gas Co. Ltd.	18,272,285	94,184,061
Toyota Industries Corp.	3,008,880	80,052,284
Ube Industries Ltd.	16,521,500	36,024,510
West Japan Railway Co.	897,600	38,713,537
Yahoo! Japan Corp.	88,712	32,249,628
Yamada Denki Co. Ltd. (d)	928,980	48,145,626
		2,953,605,240
Kazakhstan — 0.1%
KazMunaiGas Exploration
Production –GDR	3,497,726	63,623,636
KazMunaiGas Exploration
Production - GDR	16,325	296,952
		63,920,588
Malaysia — 0.5%
Axiata Group Bhd	55,938,753	104,565,661
British American Tobacco Malaysia
Bhd	1,253,500	23,871,861
IHH Healthcare BHD (a)(f)	82,651,800	84,513,743
Telekom Malaysia Bhd	25,141,234	45,279,463
		258,230,728
Mexico — 0.2%
America Movil, SAB de CV - ADR,
Series L	4,029,222	107,539,935
Fomento Economico Mexicano
SAB de CV - ADR	303,000	25,882,260
		133,422,195
Netherlands — 0.6%
ASML Holding NV	190,200	10,936,500
CNH Global NV (a)	211,500	8,062,380
DE Master Blenders 1753 NV (a)	2,587,842	29,990,851
ING Groep NV CVA (a)	7,390,150	48,615,225
Koninklijke KPN NV	3,728,448	30,603,148
Koninklijke Philips Electronics NV	3,431,289	75,461,591
Unilever NV - NY Shares	412,200	14,282,730
Unilever NV CVA	1,103,880	38,324,288

	Shares	Value
Common Stocks
Netherlands (concluded)
Ziggo NV	1,668,200	$48,234,992
		304,511,705
Norway — 0.1%
Statoil ASA	2,428,315	57,712,713
Philippines — 0.0%
Philippine Long Distance
Telephone Co. - ADR	387,000	25,271,100
Portugal — 0.0%
Zon Multimedia Servicos de
Telecomunicacoes e Multimedia
SGPS SA	4,978,117	12,613,034
Russia — 0.3%
Federal Hydrogenerating Co. (a)	193,026,155	4,246,575
Federal Hydrogenerating Co. - ADR	17,236,848	42,230,278
LSR Group - GDR (f)	1,536,485	5,437,774
LSR Group OJSC - GDR	364,547	1,629,525
Novorossiysk Commercial Sea
Port - GDR	3,270,176	23,986,741
Sberbank	20,872,645	58,476,510
		136,007,403
Singapore — 0.9%
CapitaLand Ltd.	25,711,300	61,617,242
DBS Group Holdings Ltd.	2,210,070	26,073,107
Fraser and Neave Ltd.	5,211,500	34,199,702
Global Logistic Properties Ltd.	26,724,000	48,059,991
Keppel Corp. Ltd.	8,734,830	78,176,504
M1 Ltd.	7,619,200	15,464,974
Oversea-Chinese Banking Corp.	9,334,120	71,389,966
Raffles Medical Group Ltd.	8,996,500	17,892,444
Sembcorp Marine Ltd. (c)	5,289,400	20,581,317
Singapore Press Holdings Ltd.	5,034,860	16,603,325
Singapore Telecommunications
Ltd.	27,103,610	77,775,991
United Overseas Bank Ltd.	1,229,450	19,695,090
		487,529,653
South Africa — 0.2%
Life Healthcare Group Holdings
Ltd.	9,294,400	37,661,464
Randgold Resources Ltd. - ADR	656,838	58,773,864
		96,435,328
South Korea — 0.9%
Cheil Industries, Inc.	307,311	26,190,145
Hyundai Motor Co.	275,604	57,255,296
KT Corp.	172,000	4,909,443
KT Corp. - ADR	2,280,340	32,494,845
KT&G Corp.	741,301	54,616,140
LG Corp.	438,200	22,468,547
Mando Corp.	56,700	8,135,472
POSCO	74,430	23,772,619
POSCO - ADR (c)	329,750	26,225,017
Samsung Electronics Co. Ltd.	194,301	223,353,101

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
South Korea (concluded)
Samsung Fine Chemicals Co. Ltd. (c)	387,200	$21,078,380
		500,499,005
Sweden — 0.0%
Millicom International Cellular SA	74,200	6,707,717
SKF AB, Class B	727,500	15,004,267
		21,711,984
Switzerland — 1.0%
Garmin Ltd.	199,164	7,689,722
Nestle SA, Registered Shares	2,698,930	165,812,001
Novartis AG, Registered Shares	981,937	57,658,388
Roche Holding AG	387,447	68,607,399
Swisscom AG, Registered Shares	119,120	47,653,890
Syngenta AG, Registered Shares	191,179	65,188,610
TE Connectivity Ltd.	243,223	8,028,791
Transocean Ltd. (a)	333,700	15,627,171
UBS AG, Registered Shares	4,198,310	44,166,303
Zurich Insurance Group AG	158,309	35,135,461
		515,567,736
Taiwan — 0.5%
Cheng Shin Rubber Industry Co. Ltd.	9,484,800	25,083,528
Chunghwa Telecom Co. Ltd.	9,704,973	28,963,163
Chunghwa Telecom Co. Ltd. - ADR	2,094,807	62,152,924
Far EasTone Telecommunications
Co. Ltd.	13,580,099	34,054,976
HON HAI Precision Industry Co. Ltd.	7,237,010	20,162,712
Taiwan Semiconductor
Manufacturing Co. Ltd.	18,087,824	48,959,981
Yulon Motor Co. Ltd.	14,654,000	25,448,890
		244,826,174
Thailand — 0.3%
Bangkok Dusit Medical Services PCL	8,076,800	25,472,590
PTT Global Chemical PCL	27,707,376	52,165,937
PTT Public Company THB10	3,586,670	37,154,573
Siam Commercial Bank PCL	8,818,183	44,973,574
		159,766,674
Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri AS	1,199,405	26,344,943
United Arab Emirates — 0.0%
NMC Health Plc (a)	5,350,400	16,357,821
United Kingdom — 3.3%
Amlin Plc	2,605,063	15,351,413
Anglo American Plc	319,289	9,461,995
Antofagasta Plc	3,682,800	61,536,329
AstraZeneca Plc	3,163,992	147,764,944
AstraZeneca Plc -ADR	165,000	7,723,650
BG Group Plc	8,147,204	160,379,998
BHP Billiton Plc	1,612,500	47,018,711
BP Plc	9,626,691	63,920,546

	Shares	Value
Common Stocks
United Kingdom (concluded)
BP Plc -ADR	2,159,300	$86,156,070
British American Tobacco Plc	757,343	40,225,906
BT Group Plc	25,609,361	87,128,586
Delta Topco Ltd.	79,261,739	46,472,109
Diageo Plc -ADR	1,525,443	163,069,857
Genel Energy Plc (a)	3,278,700	32,924,971
GlaxoSmithKline Plc -ADR	171,700	7,898,200
Glencore International Plc (c)	3,728,200	18,645,384
Guinness Peat Group Plc	36,336,484	14,825,987
HSBC Holdings Plc	11,133,710	93,012,255
Invensys Plc	7,786,721	29,310,360
Lloyds Banking Group Plc (a)	21,443,743	10,170,729
National Grid Plc	10,594,200	109,891,504
Polyus Gold International, Ltd. (a)	23,115,534	74,114,270
Rio Tinto Plc	590,428	27,190,320
Royal Dutch Shell Plc - ADR	1,724,431	117,606,194
Scottish & Southern Energy Plc	4,432,697	91,045,896
Shire Plc	946,496	27,301,838
Unilever Plc	729,706	26,164,664
Unilever Plc - ADR	455,600	16,315,036
Vodafone Group Plc	16,800,759	48,082,682
Vodafone Group Plc - ADR	2,764,788	79,487,655
		1,760,198,059
United States — 34.2%
3M Co.	842,639	76,873,956
Abbott Laboratories	144,271	9,566,610
Accenture Plc, Class A	132,024	7,961,047
ACE Ltd.	1,920,418	141,150,723
Activision Blizzard, Inc. (d)	9,400,730	113,090,782
Adobe Systems, Inc. (a)	301,300	9,304,144
The AES Corp.	4,607,479	55,566,197
Aetna, Inc.	2,937,520	105,926,971
Agilent Technologies, Inc.	1,661,461	63,617,342
Alcoa, Inc. (d)	4,172,913	35,344,573
Allergan, Inc.	1,234,782	101,338,559
Alliance Data Systems Corp. (a)(c)	78,900	10,257,000
The Allstate Corp.	543,894	18,655,564
Altria Group, Inc.	2,078,568	74,766,091
Amdocs Ltd. (a)	269,415	8,015,096
Ameren Corp.	234,000	8,005,140
American Electric Power Co., Inc.	1,647,219	69,578,531
American Express Co.	1,035,477	59,757,378
American Tower Corp.	1,242,866	89,871,640
American Water Works Co., Inc.	1,043,378	37,822,453
Ameriprise Financial, Inc.	110,400	5,709,888
AmerisourceBergen Corp.	1,225,019	48,633,254
Amgen, Inc.	119,299	9,854,097
Anadarko Petroleum Corp. (d)	2,435,774	169,140,147
Analog Devices, Inc.	165,300	6,459,924
Apache Corp.	1,397,542	120,356,317
Apple, Inc. (d)	1,686,262	1,029,901,379
Applied Materials, Inc.	4,675,700	50,918,373
Arch Capital Group Ltd. (a)	762,271	29,576,115
AT&T, Inc.	9,875,360	374,473,651
Autoliv, Inc.	77,700	4,395,489

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (continued)
Axis Capital Holdings Ltd.	175,041	$5,751,847
Bank of America Corp.	16,897,939	124,030,872
The Bank of New York Mellon Corp.	5,560,591	118,329,376
Berkshire Hathaway, Inc., Class B (a)	432,104	36,659,703
BioMarin Pharmaceutical, Inc.
(a)(c)(d)	652,334	25,630,203
The Boeing Co.	1,504,709	111,213,042
BorgWarner, Inc. (a)	488,699	32,791,703
Bristol-Myers Squibb Co.	3,667,947	130,578,913
Bunge Ltd. (c)	123,516	8,123,647
CA, Inc.	3,403,864	81,931,006
Calpine Corp. (a)	4,115,257	70,329,742
Capital One Financial Corp.	655,955	37,054,898
Cardinal Health, Inc.	156,380	6,738,414
CenturyLink, Inc.	572,247	23,771,140
Chevron Corp.	2,651,903	290,595,531
The Chubb Corp.	890,526	64,732,335
Cigna Corp.	926,738	37,329,007
Cisco Systems, Inc.	13,232,375	211,056,381
Citigroup, Inc.	6,815,455	184,903,294
CMS Energy Corp.	1,637,059	40,369,875
CNA Financial Corp.	286,185	7,472,290
Coach, Inc.	116,400	5,742,012
Cobalt International Energy, Inc. (a)	2,397,793	60,184,604
The Coca-Cola Co.	626,353	50,609,322
Cognizant Technology Solutions
Corp., Class A (a)	243,100	13,800,787
Colgate-Palmolive Co.	1,109,422	119,107,546
Comcast Corp., Class A	7,192,227	234,106,989
ConAgra Foods, Inc.	299,994	7,406,852
ConocoPhillips (d)	117,239	6,382,491
Consol Energy, Inc. (d)	5,736,894	166,255,188
Constellation Brands, Inc., Class A (a)	279,523	7,885,344
Corning, Inc.	13,174,779	150,324,228
Coventry Health Care, Inc.	183,200	6,106,056
Crown Castle International Corp. (a)	588,817	36,435,996
Crown Holdings, Inc. (a)	688,211	24,706,775
Cummins, Inc.	364,433	34,949,125
CVS Caremark Corp.	1,935,863	87,597,801
DaVita, Inc. (a)(c)	635,770	62,572,483
Dell, Inc. (a)	4,727,099	56,157,936
Delphi Automotive Plc (a)	582,400	16,534,336
Denbury Resources, Inc. (a)	1,893,353	28,627,497
Devon Energy Corp.	2,900,550	171,480,516
Diamond Offshore Drilling, Inc.	123,400	8,072,828
Discover Financial Services	1,821,712	65,508,764
DISH Network Corp., Class A (a)	279,959	8,611,539
Dominion Resources, Inc.	691,400	37,549,934
The Dow Chemical Co.	2,379,581	68,484,341
Dr. Pepper Snapple Group, Inc.	435,101	19,831,904
E.I. du Pont de Nemours & Co.	1,641,515	81,583,296
Eastman Chemical Co.	153,610	8,030,731
eBay, Inc. (a)	1,211,460	53,667,678

	Shares	Value
Common Stocks
United States (continued)
Electronic Arts, Inc. (a)	5,485,081	$60,445,593
Eli Lilly & Co.	678,037	29,853,969
EMC Corp. (a)(d)	5,650,556	148,101,073
Endurance Specialty Holdings Ltd.	591,449	20,505,537
Engility Holdings, Inc. (a)	19,683	287,377
Expedia, Inc.	171,417	9,769,055
Express Scripts Holding Co. (a)	734,640	42,565,042
Exxon Mobil Corp.	2,663,272	231,305,173
Fidelity National Financial, Inc.,
Class A	1,624,149	30,241,654
Fidelity National Information
Services, Inc.	266,057	8,364,832
FMC Corp.	3,465,038	189,537,579
Ford Motor Co.	6,280,015	58,027,339
Freeport-McMoRan Copper & Gold, Inc.	1,293,944	43,567,094
Freescale Semiconductor Ltd. (a)(c)	5,691,037	60,723,365
Fusion-io, Inc. (a)(c)	2,569,318	49,125,360
General Dynamics Corp.	840,697	53,333,818
General Electric Co.	17,446,257	362,009,833
General Mills, Inc.	1,946,329	75,322,932
General Motors Co. (a)(c)	2,948,900	58,122,819
Gilead Sciences, Inc. (a)	2,051,640	111,465,601
The Goldman Sachs Group, Inc.	929,842	93,821,058
Google, Inc., Class A (a)	363,664	230,188,402
H.J. Heinz Co.	918,976	50,736,665
Halliburton Co.	1,947,895	64,533,761
HCA Holdings, Inc. (d)	4,155,764	110,044,631
HealthSouth Corp. (a)(c)	1,626,422	36,431,853
Helmerich & Payne, Inc.	151,200	7,030,800
Herbalife Ltd. (c)	145,400	7,981,006
Hess Corp.	597,412	28,173,950
Hewlett-Packard Co.	3,250,420	59,287,661
Hillshire Brands Co.	987,636	25,293,358
Hologic, Inc. (a)(c)	3,077,501	56,995,319
Humana, Inc.	854,440	52,633,504
Intel Corp. (d)	8,833,191	227,013,009
International Game Technology	1,960,789	22,196,131
International Paper Co.	874,805	28,702,352
Intuit, Inc.	134,930	7,828,639
Johnson & Johnson	4,968,659	343,930,576
Johnson Controls, Inc.	1,041,400	25,670,510
JPMorgan Chase & Co.	4,683,792	168,616,512
Juniper Networks, Inc. (a)	4,788,804	83,947,734
KBR, Inc.	1,473,236	38,657,713
KLA-Tencor Corp.	140,400	7,147,764
The Kroger Co.	286,400	6,349,488
L-3 Communications Holdings, Inc.	118,100	8,372,109
Lear Corp.	182,800	6,498,540
Life Technologies Corp. (a)	1,147,216	50,339,838
Lincoln National Corp.	364,942	7,317,087
Lorillard, Inc.	307,771	39,591,661
M&T Bank Corp.	377,493	32,403,999
Macy's, Inc.	184,100	6,598,144
Marathon Oil Corp.	4,700,974	124,434,782

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Shares	Value
Common Stocks
United States (continued)
Marathon Petroleum Corp.		4,900,996	$231,817,111
MasterCard, Inc., Class A		290,048	126,626,255
Mattel, Inc. (d)		2,525,556	88,823,805
McDermott International, Inc. (a)		2,763,516	32,333,137
McDonald's Corp.		784,668	70,117,932
The McGraw-Hill Cos., Inc.		142,863	6,708,846
McKesson Corp.		901,334	81,778,034
Mead Johnson Nutrition Co. (d)		1,487,340	108,516,326
Medtronic, Inc.		2,677,426	105,544,133
Merck & Co., Inc.		4,994,413	220,603,222
MetLife, Inc. (a)		1,258,041	38,709,922
MetroPCS Communications, Inc. (a)		3,371,009	29,530,039
Mettler-Toledo International, Inc. (a)(c)		186,983	28,944,968
Microsoft Corp.		10,312,308	303,903,717
Monsanto Co.		848,829	72,676,739
Motorola Solutions, Inc. (c)		880,139	42,545,919
Murphy Oil Corp.		142,800	7,662,648
Mylan, Inc. (a)		2,705,508	62,307,849
National Oilwell Varco, Inc.		2,199,169	158,999,919
Navistar International Corp. (a)(c)		1,077,384	26,503,646
NetApp, Inc. (a)		2,628,758	85,881,524
Newmont Mining Corp.		2,459,996	109,396,022
NextEra Energy, Inc.		1,930,354	136,862,099
Northern Trust Corp.		725,200	32,924,080
Occidental Petroleum Corp.		3,476,450	302,555,443
Oracle Corp. (d)		16,955,756	512,063,831
PACCAR, Inc.		630,288	25,217,823
Parker Hannifin Corp.		96,678	7,765,177
PerkinElmer, Inc.		1,234,090	31,531,000
Perrigo Co.		492,300	56,132,046
Pfizer, Inc.		12,425,734	298,714,645
Philip Morris International, Inc.		1,426,757	130,462,660
Phillips 66		6,034,053	226,880,393
Platinum Underwriters Holdings Ltd.		414,667	15,765,639
PPG Industries, Inc.		90,245	9,878,218
PPL Corp.		2,095,406	60,557,233
Praxair, Inc.		294,162	30,522,249
Precision Castparts Corp.		408,122	63,487,458
The Procter & Gamble Co.		4,197,002	270,874,509
The Progressive Corp.		1,165,996	23,016,761
Prudential Financial, Inc. (a)		555,400	26,814,712
PulteGroup, Inc. (a)(c)		5,484,100	61,970,330
QEP Resources, Inc.		2,686,722	80,682,262
QUALCOMM, Inc.		4,887,717	291,698,951
Quicksilver Resources, Inc. (a)(b)		10,966,975	49,570,727
Reinsurance Group of America, Inc.		106,500	5,928,855
RenaissanceRe Holdings Ltd.		416,881	30,845,025
Rockwell Automation, Inc.		1,425,556	96,025,452
Ross Stores, Inc.		112,868	7,498,950
SanDisk Corp. (a)(d)		3,090,040	127,093,345
Schlumberger Ltd.		3,016,644	214,966,051
Simon Property Group, Inc.		295,500	47,424,795

		Shares	Value
Common Stocks
United States (concluded)
SM Energy Co.		1,040,820	$49,012,214
The Southern Co.		1,222,947	58,884,898
Spirit AeroSystems Holdings, Inc.,
Class A (a)		2,549,579	59,915,107
The St. Joe Co. (a)(b)		9,229,019	156,247,292
State Street Corp.		2,096,421	84,653,480
Stillwater Mining Co. (a)		1,893,031	16,810,115
Symantec Corp. (a)		3,175,845	50,019,559
Thermo Fisher Scientific, Inc.		1,045,383	58,196,472
Tiffany & Co.		926,456	50,890,228
Time Warner Cable, Inc.		933,601	79,290,733
Torchmark Corp.		149,400	7,432,650
The Travelers Cos., Inc.		1,428,712	89,508,807
U.S. Bancorp		3,340,161	111,895,394
Union Pacific Corp.		1,300,762	159,486,429
United Technologies Corp.		2,503,666	186,372,897
United Therapeutics Corp. (a)(c)		302,014	16,544,327
UnitedHealth Group, Inc.		2,836,038	144,893,181
Universal Health Services, Inc.,
Class B (d)		1,347,288	52,652,015
Unum Group		287,088	5,423,092
Valero Energy Corp.		308,694	8,489,085
Verizon Communications, Inc.		4,224,683	190,702,191
Vertex Pharmaceuticals, Inc. (a)(c)(d)		778,003	37,740,926
Viacom, Inc., Class B		444,330	20,754,654
Visa, Inc., Class A		1,458,359	188,230,396
Wal-Mart Stores, Inc. (d)		2,667,918	198,573,137
Waters Corp. (a)		675,321	52,323,871
Weatherford International Ltd. (a)		2,700,131	32,536,579
WellPoint, Inc.		1,669,993	88,993,927
Wells Fargo & Co.		6,296,703	212,891,528
Western Digital Corp. (a)		212,363	8,445,677
The Western Union Co.		297,400	5,183,682
Whiting Petroleum Corp. (a)(d)		2,867,086	115,830,274
Wyndham Worldwide Corp.		142,600	7,422,330
XL Group Plc		4,925,582	101,713,268
			18,018,662,997
Total Common Stocks – 59.6%			31,373,972,050

		Par
		(000)
Fixed Income Securities
Corporate Bonds
Argentina — 0.0%
Empresa Distribuidora Y
Comercializadora Norte, 9.75%,
10/25/22 (f)	USD	6,575	2,465,625
Australia — 0.2%
FMG Resources August 2006 Ltd.,
6.00%, 4/01/17 (f)		22,563	22,506,592

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Australia (concluded)
National Australia Bank, Ltd.,
2.00%, 6/20/17 (f)	USD	49,717	$50,771,448
TFS Corp. Ltd., 11.00%, 7/15/18 (f)		58,050	55,756,271
			129,034,311
Brazil — 0.4%
Banco Bradesco SA/Cayman
Islands, 4.50%, 1/12/17 (f)		39,139	41,291,645
Hypermarcas SA, 6.50%, 4/20/21 (f)		19,928	19,629,080
Odebrecht Drilling Norbe VIII/IX
Ltd., 6.35%, 6/30/21 (f)		29,523	32,032,368
Odebrecht Finance, Ltd., 5.13%,
6/26/22 (f)		16,571	16,943,847
OGX Petroleo e Gas Participacoes
SA, 8.50%, 6/01/18 (f)		55,411	48,830,944
Petrobras International Finance
Co. - Pifco, 3.50%, 2/06/17		33,396	34,498,469
			193,226,353
Canada — 0.2%
Bank of Nova Scotia, 2.55%,
1/12/17		42,906	45,237,984
The Toronto-Dominion Bank,
2.38%, 10/19/16		36,741	38,497,477
Viterra, Inc., 5.95%, 8/01/20 (f)		15,219	16,683,524
			100,418,985
Chile — 0.2%
Banco Santander Chile, 2.47%,
2/14/14 (f)(g)		33,200	32,060,343
Corp. Nacional del Cobre de Chile,
3.00%, 7/17/22 (f)		23,261	23,181,378
Inversiones Alsacia SA, 8.00%,
8/18/18 (f)		40,400	40,224,756
			95,466,477
China — 0.1%
Celestial Nutrifoods Ltd., 0.00%,
6/12/11 (a)(h)(i)	SGD	89,400	2,155,256
China Milk Products Group Ltd.,
0.00%, 1/05/12 (a)(h)(i)	USD	39,800	5,970,000
China Petroleum & Chemical Corp.,
Series SINO, 2.12%,
4/24/14 (i)(j)	HKD	107,330	16,158,945
			24,284,201
France — 0.0%
Numericable Finance & Co. SCA,
12.38%, 2/15/19 (f)	EUR	5,465	6,656,893
Hong Kong — 0.2%
FU JI Food and Catering Services
Holdings Ltd., 0.00%,
10/18/10 (a)(h)(i)	CNY	190,300	299,087
Hutchison Whampoa International
Ltd., 3.50%, 1/13/17 (f)	USD	33,472	35,308,877

	Par (000)		Value
Corporate Bonds
Hong Kong (concluded)
Sun Hung Kai Properties Capital
Market Ltd., 4.50%, 2/14/22	USD	24,633	$25,326,468
Wharf Finance 2014 Ltd., 2.30%,
6/07/14 (i)	HKD	248,000	31,804,712
			92,739,144
India — 0.2%
REI Agro Ltd.:
5.50%, 11/13/14 (a)	USD	46,977	32,294,809
5.50%, 11/13/14 (i)		8,353	5,742,353
Suzlon Energy Ltd. (i)(j):
85.38%, 10/11/12		39,502	48,982,480
25.85%, 7/25/14		37,920	32,232,000
			119,251,642
Indonesia — 0.0%
Bumi Investment Property Ltd.,
10.75%, 10/06/17 (f)		22,723	23,120,653
Ireland — 0.0%
Nara Cable Funding, Ltd., 8.88%,
12/01/18 (f)		7,318	6,366,660
Ono Finance II Plc, 10.88%,
7/15/19 (f)		5,695	4,385,150
			10,751,810
Luxembourg — 0.3%
Capsugel Finance Co. SCA, 9.88%,
8/01/19 (f)	EUR	9,924	13,553,640
Evraz Group SA, 9.50%,
4/24/18 (f)	USD	22,010	23,715,775
Gaz Capital SA, 2.89%, 11/15/12	JPY	1,800,000	23,016,707
Intelsat Jackson Holdings SA,
7.50%, 4/01/21	USD	41,664	44,580,480
Matterhorn Mobile SA, 6.75%,
5/15/19 (f)	CHF	5,000	5,358,240
TNK-BP Finance SA:
7.50%, 7/18/16 (f)	USD	14,345	16,166,815
6.63%, 3/20/17 (f)		14,742	16,326,765
Series 2, 7.50%, 7/18/16		4,413	4,973,451
			147,691,873
Malaysia — 0.0%
Paka Capital Ltd., 1.51%, 3/12/13 (i)(j)		22,000	22,559,900
Mexico — 0.1%
Petroleos Mexicanos, 6.00%,
3/05/20		31,105	37,326,000
Netherlands — 0.4%
Bio City Development Co. BV,
8.00%, 7/06/18 (f)(i)		142,200	141,844,500
New World Resources NV, 7.88%,
5/01/18	EUR	15,923	18,807,988
Portugal Telecom International
Finance BV, Series PTC, 4.13%,
8/28/14 (i)		13,250	15,919,681

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Netherlands (concluded)
Rabobank Nederland, 3.38%,
1/19/17	USD	49,980	$52,686,467
			229,258,636
Singapore — 0.8%
CapitaLand Ltd. (i):
2.10%, 11/15/16	SGD	70,750	56,831,001
3.13%, 3/05/18		55,750	47,406,630
2.95%, 6/20/22		141,000	109,757,350
Keppel Land Ltd., 2.50%,
6/23/13 (i)		29,400	23,812,890
Olam International Ltd., 6.00%,
10/15/16 (i)	USD	69,300	73,977,750
Oversea-Chinese Banking Corp.
Ltd., 1.63%, 3/13/15 (f)		33,169	33,343,369
Ying Li International Real Estate
Ltd., 4.00%, 3/03/15 (i)	SGD	65,750	53,365,076
			398,494,066
South Korea — 0.3%
Zeus Cayman, 3.12%,
8/19/13 (i)(j)	JPY	8,524,000	107,197,824
Zeus Cayman II, 1.82%,
8/18/16 (i)(j)		2,306,000	28,834,224
			136,032,048
Spain — 0.1%
Nara Cable Funding, Ltd., 8.88%,
12/01/18 (f)	EUR	22,265	24,107,468
Sweden — 0.1%
Nordea Bank AB, 3.13%,
3/20/17 (f)	USD	33,434	34,642,940
Switzerland — 0.1%
Credit Suisse Group Capital (i):
Series A, 4.00%, 3/29/13	CHF	31,611	32,378,367
Series B, 4.00%, 3/29/13		1,062	1,087,781
UBS AG/Stamford CT, Series
BKNT, 5.88%, 12/20/17	USD	26,508	30,700,028
			64,166,176
United Arab Emirates — 0.4%
Dana Gas Sukuk Ltd., 7.50%,
10/31/12 (i)		239,790	168,842,134
Pyrus Ltd. (i):
7.50%, 12/20/15		3,300	3,535,950
7.50%, 12/20/15 (f)		46,200	49,503,300
			221,881,384
United Kingdom — 0.5%
BAT International Finance Plc,
2.13%, 6/07/17 (f)		33,234	33,802,301
British Telecommunications Plc,
1.59%, 12/20/13 (g)		12,768	12,816,480
Delta Topco Ltd., 10.00%,
11/24/60 (i)(n)		77,496	75,157,877
Essar Energy Plc, 4.25%,
2/01/16 (i)		47,200	27,848,000

		Par (000)	Value
Corporate Bonds
United Kingdom (concluded)
Lloyds TSB Bank Plc, 13.00%
(g)(h)(k)	GBP	59,742	$112,399,814
OTE Plc, 7.25%, 4/08/14	EUR	7,468	6,267,231
			268,291,703
United States — 1.9%
Ally Financial, Inc., 4.50%,
2/11/14	USD	23,260	23,986,875
American Express Credit Corp.,
2.38%, 3/24/17		33,202	34,885,707
Anheuser-Busch InBev Worldwide,
Inc., 1.38%, 7/15/17		23,924	24,162,618
Banco Del Estado De Chile/New
York, 2.03%, 4/02/15		38,400	38,074,150
Building Materials Corp. of
America, 6.88%, 8/15/18 (f)		10,633	11,457,057
Citigroup Funding, Inc., 2.65%,
11/27/12 (j)		66,400	65,833,405
CONSOL Energy, Inc., 8.00%,
4/01/17		52,871	55,911,082
Crown Cork & Seal Co., Inc.,
7.50%, 12/15/96		5,827	5,033,071
Daimler Finance North America
LLC, 1.30%, 7/31/15 (f)(l)		9,211	9,221,795
DaVita, Inc.:
6.38%, 11/01/18		15,998	16,997,875
6.63%, 11/01/20		19,549	20,721,940
DJO Finance LLC, 9.75%,
10/15/17		4,020	2,994,900
Electronic Arts, Inc., 0.75%,
7/15/16 (i)		18,199	16,128,864
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		8,711	9,690,988
8.00%, 12/15/16		9,447	11,165,986
6.63%, 8/15/17		13,227	15,122,337
General Electric Capital Corp.:
5.63%, 5/01/18		33,185	39,193,310
Series B, 6.25% (g)(k)		49,900	51,043,708
Gilead Sciences, Inc. (i):
Series B, 0.63%, 5/01/13		7,850	11,254,938
Series D, 1.63%, 5/01/16		49,797	67,848,412
The Hertz Corp., 7.50%, 10/15/18		5,059	5,457,396
Hologic, Inc., 2.00%, 12/15/37 (i)(m)		84,784	91,778,680
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		32,915	35,383,625
7.63%, 6/15/21		9,467	10,461,035
JPMorgan Chase Bank NA, 0.80%,
6/13/16 (g)		43,368	40,447,772
Linn Energy LLC, 7.75%, 2/01/21		21,232	22,399,760
MetroPCS Wireless, Inc., 6.63%,
11/15/20		3,331	3,364,310
Mylan, Inc., 3.75%, 9/15/15 (i)		50,407	91,992,775
NB Capital Trust II, 7.83%,
12/15/26		3,685	3,694,213

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
United States (concluded)
Phibro Animal Health Corp., 9.25%,
7/01/18 (f)	USD	4,575	$4,443,469
Phillips 66, 2.95%, 5/01/17 (f)		3,453	3,621,917
Reliance Holdings USA, Inc. (f):
4.50%, 10/19/20		23,331	23,187,188
5.40%, 2/14/22		9,888	10,329,638
SunGard Data Systems, Inc.,
7.38%, 11/15/18		28,458	30,236,625
Take-Two Interactive Software, Inc. (i):
4.38%, 6/01/14		12,408	14,114,100
1.75%, 12/01/16 (f)		49,823	44,217,912
Texas Industries, Inc., 9.25%,
8/15/20		39,926	41,922,300
			1,007,781,733
Total Corporate Bonds – 6.5%			3,389,650,021

Floating Rate Loan Interests (g)
United States — 0.3%
EquiPower Resources Holdings
LLC, First Lien Term Loan,
12/21/18		19,900	19,856,419
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15		73,591	73,590,635
Vodafone Americas Finance 2, Inc.,
Term Loan B, 6.25%, 7/11/16 (n)		42,457	43,305,693
			136,752,747
Total Floating Rate Loan Interests – 0.3%			136,752,747

Foreign Agency Obligations
Australia Government Bond:
4.75%, 11/15/12	AUD	165,240	174,334,959
5.50%, 12/15/13		150,000	163,253,167
5.75%, 5/15/21		234,347	299,635,826
5.75%, 7/15/22		66,505	86,173,829
5.50%, 4/21/23		483,035	617,379,609
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	111,089	126,909,355
Series F, 10.00%, 1/01/17		580,488	292,509,504
Series F, 10.00%, 1/01/21		688,199	344,668,251
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	388,952	569,972,776
3.50%, 7/04/19		306,664	447,406,364
Canadian Government Bond:
4.00%, 6/01/16	CAD	60,628	66,655,433
1.50%, 3/01/17		99,722	100,333,547
3.50%, 6/01/20		73,538	83,916,255
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	306,650	40,417,954
2.03%, 3/18/13		524,100	68,367,992

		Par (000)	Value
Foreign Agency Obligations
Hong Kong Government Bond
(concluded):
1.67%, 3/24/14	HKD	197,900	$26,131,084
3.51%, 12/08/14		518,200	72,002,115
1.69%, 12/22/14		259,100	34,583,487
Malaysia Government Bond:
Series 0108, 3.46%, 7/31/13	MYR	195,681	62,809,005
Series 0109, 2.51%, 8/27/12		671,537	214,502,587
Netherlands Government Bond,
1.00%, 2/24/17 (f)	USD	66,269	66,349,099
Poland Government Bond, 3.00%,
8/24/16	PLN	188,380	72,523,070
Poland Government International
Bond, 5.00%, 3/23/22	USD	15,363	17,590,635
Switzerland Government Bond:
2.25%, 7/06/20	CHF	33,291	39,325,868
2.00%, 4/28/21		23,265	27,163,073
2.00%, 5/25/22		16,652	19,549,854
United Kingdom Gilt:
4.00%, 9/07/16	GBP	49,499	89,140,145
4.75%, 3/07/20		345,364	685,782,896
Vnesheconombank Via VEB
Finance Plc, 6.03%, 7/05/22 (f)	USD	16,650	18,106,875
Total Foreign Agency Obligations – 9.4%			4,927,494,614

Non-Agency Mortgage-Backed Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN,
2.00%, 11/15/15 (f)(g)		51,640	49,315,366

US Treasury Obligations
US Treasury Notes:
1.13%, 6/15/13		137,250	138,370,509
2.38%, 2/28/15 (o)		130,235	137,285,526
2.50%, 3/31/15		465,860	493,556,775
2.25%, 3/31/16		526,235	562,084,866
0.88%, 1/31/17		83,066	84,337,501
0.63%, 5/31/17		113,240	113,514,568
1.38%, 9/30/18		283,036	292,235,083
3.50%, 5/15/20 (e)		882,673	1,040,795,924
2.63%, 8/15/20		466,324	518,566,299
2.00%, 11/15/21		83,338	87,634,548
1.75%, 5/15/22		99,863	102,218,758
Total US Treasury Obligations – 6.8%			3,570,600,357
Total Fixed Income Securities – 23.1%			12,073,813,105

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Shares	Value
Investment Companies (a)
United States — 2.2%
ETFS Gold Trust (b)	USD	1,355,000	$216,244,450
ETFS Palladium Trust (b)		462,500	26,811,125
ETFS Platinum Trust (b)		390,600	54,473,076
iShares Gold Trust (p)		12,437,367	195,515,409
SPDR Gold Shares		4,140,096	648,090,628
			1,141,134,688
Vietnam — 0.0%
Vinaland Ltd.		7,619,111	3,660,983
Total Investment Companies – 2.2%			1,144,795,671

		Par
		(000)
Preferred Securities
Capital Trusts
Germany — 0.0%
Deutsche Bank Capital Funding
Trust VII, 5.63% (f)(g)(k)		7,870	7,014,138
Switzerland — 0.1%
Credit Suisse Group Guernsey I
Ltd., 7.88%, 2/24/41 (g)		32,913	32,583,870
Total Capital Trusts – 0.1%			39,598,008

		Shares
Preferred Stocks
United Kingdom — 0.2%
HSBC Holdings Plc, 8.00%		1,352,200	37,401,852
Royal Bank of Scotland Group Plc:
Series T, 7.25%		967	21,219,381
Series M, 6.40%		928	17,954,772
			76,576,005
United States — 0.6%
Chesapeake Energy Corp., 5.75% (f)(i)		31,364	27,521,910
General Motors Co., 4.75% (i)		1,276,885	42,737,341
Health Care Reit, Inc., 6.50% (i)		693,708	39,270,810
NextEra Energy, Inc., 5.60% (i)		865,606	44,950,919
PPL Corp. (i):
8.75%		678	36,500,922
9.50%		755	41,055,773
US Bancorp, 6.00% (g)		663,362	18,123,050
US Bancorp, 6.50% (g)		1,269,543	36,829,442
United Technologies Corp., 7.50% (i)		469,073	24,743,601

		Shares	Value
Preferred Securities
Preferred Stocks (concluded)
United States (concluded)
Wells Fargo & Co., Series L, 7.50%
(i)	USD	23,542	$27,238,094
			338,971,862
Total Preferred Stocks – 0.8%			415,547,867
Trust Preferreds
United States — 0.2%
Citigroup Capital XIII, 7.88%,
10/30/40 (g)		1,348,600	36,274,390
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40 (g)		2,855,000	68,380,621
Omnicare Capital, 4.00%, 6/15/33		461,865	20,328,731
RBS Capital Funding Trust VII,
Series G, 6.08% (a)(h)(k)		616,133	9,359,060
			134,342,802
Total Trust Preferreds – 0.2%			134,342,802
Total Preferred Securities – 1.1%			589,488,677

		Shares
Warrants (q)
Australia — 0.0%
TFS Corp., Ltd. (Issued/exercisable
8/01/11, 1 Share for 1 warrant,
Expires 7/15/18, Strike Price
AUD 1.28)		21,478,500	1,919,448
Canada — 0.0%
Kinross Gold Corp.
(Issued/exercisable 10/29/08,
1 Share for 1 warrant, Expires
9/03/13, Strike Price CAD
32.00) (c)		560,413	217,940
United States — 0.0%
Ford Motor Co. (Issued/exercisable
3/31/10, 1 Share for 1 warrant,
Expires 1/01/13, Strike Price
USD 9.05)		3,710,415	2,745,707
Total Warrants – 0.0%			4,883,095
Total Long-Term Investments
(Cost – $40,244,572,781) – 86.0%			45,186,952,598

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Par (000)	Value
Short-Term Securities
Foreign Agency Obligations
Canadian Treasury Bill (t):
0.97%, 8/02/12	CAD	66,354	$66,163,680
1.01%, 8/30/12		66,441	66,199,247
German Treasury Bill (t):
(0.10)%, 12/05/12	EUR	57,728	71,052,918
(0.08)%, 1/09/13		33,182	40,841,413
(0.08)%, 1/23/13		33,262	40,941,154
Japan Treasury Discount Bill (t):
0.10%, 8/06/12	JPY	9,940,000	127,230,341
0.10%, 10/15/12		10,660,000	136,421,368
0.10%, 11/09/12		9,940,000	127,198,877
0.10%, 1/16/13	JPY	11,310,000	144,704,710
Mexico Cetes (t):
4.45%, 8/23/12	MXN	437,543	32,814,568
4.53%, 11/15/12		1,993,864	147,986,606
4.53%, 12/13/12		1,797,619	132,965,536
Singapore Treasury Bill (t):
0.20%, 8/02/12	SGD	206,189	165,692,597
0.18%, 10/25/12		306,276	246,019,980
0.20%, 1/10/13		49,568	39,797,550
0.19%, 1/24/13		133,165	106,913,102
Total Foreign Agency Obligations – 3.2%			1,692,943,647

		Shares
Money Market Funds
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (p)(r)		12,049,859	12,049,859

		Beneficial
		Interest
		(000)
BlackRock Liquidity Series LLC,
Money Market Series, 0.30%
(p)(r)(s)		315,719	315,718,821
Total Money Market Funds – 0.6%			327,768,680
		Par
		(000)
Time Deposits
Australia — 0.0%
JPMorgan Chase & Co., 2.45%,
8/01/12	AUD	13,280	13,956,074
Canada — 0.0%
JPMorgan Chase & Co., 0.21%,
8/01/12	CAD	90	89,676
Europe — 0.0%
Citibank, (0.02)%, 8/01/12	EUR	24	30,082

		Par (000)	Value
Time Deposits
Hong Kong — 0.0%
JPMorgan Chase & Co., 0.01%,
8/01/12	HKD	253	$32,654
Japan — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 8/01/12	JPY	108	1,378
South Africa — 0.0%
Brown Brothers Harriman & Co.,
3.95%, 8/01/12	ZAR	5,355	647,110
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 8/01/12	CHF	3,312	3,392,289
Total Time Deposits – 0.0%			18,149,263
US Treasury Obligations
US Treasury Bills (t):
0.07%, 8/02/12		190,700	190,699,636
0.08% - 0.09%, 8/09/12		178,870	178,866,902
0.06% - 0.09%, 8/23/12		809,285	809,248,110
0.09%, 8/30/12		179,940	179,926,954
0.05% - 0.10%, 9/06/12		627,425	627,384,286
0.06% - 0.09%, 9/13/12		902,410	902,320,857
0.06% - 0.10%, 9/20/12		682,490	682,414,094
0.06% - 0.09%, 9/27/12		198,635	198,613,617
0.07% - 0.11%, 10/04/12		240,450	240,413,570
0.09%, 10/11/12		607,870	607,759,301
0.09% - 0.10%, 10/18/12		987,320	987,119,698
0.10% - 0.11%, 11/01/12		249,650	249,585,066
Total US Treasury Obligations – 11.1%			5,854,352,091
Total Short-Term Securities
(Cost – $7,882,316,463) – 14.9%			7,893,213,681

		Contracts
Options Purchased
Exchange-Traded Call Options — 0.1%
Anadarko Petroleum Corp., Strike
Price USD 80.00, Expires 1/19/13		19,387	6,397,710
Goldcorp, Inc., Strike Price USD
40.00, Expires 10/20/12		7,647	760,877
Intel Corp., Strike Price USD 27.00,
Expires 10/20/12		21,585	1,068,457
Nexen, Inc.:
Strike Price USD 17.00, Expires
9/22/12		12,930	10,990,500
Strike Price USD 19.00, Expires
12/22/12		12,922	9,239,230

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Exchange-Traded Call Options (concluded)
SPDR Gold Shares:
Strike Price USD 160.00, Expires
9/22/12	19,990	$5,567,215
Strike Price USD 162.00, Expires
10/20/12	17,302	5,796,170
SPDR Gold Trust, Strike Price USD
175.00, Expires 12/22/12	10,998	2,969,460
		42,789,619
Exchange-Traded Put Options — 0.1%
ConocoPhillips, Strike Price USD
70.00, Expires 1/19/13	39,791	14,623,192
Consol Energy, Inc., Strike Price USD
29.00, Expires 10/20/12	54,931	13,622,888
S&P 500 Index:
Strike Price USD 1,300.00,
Expires 8/18/12	5,331	1,785,885
Strike Price USD 1,325.00,
Expires 8/18/12	2,665	1,745,575
Strike Price USD 1,340.00,
Expires 8/18/12	1,646	1,522,550
S&P 500 Index (concluded):
Strike Price USD 1,320.00,
Expires 9/22/12	5,330	9,993,750
Strike Price USD 1,325.00,
Expires 9/22/12	2,669	5,271,275
Strike Price USD 1,335.00,
Expires 9/22/12	2,664	5,967,360
Strike Price USD 1,325.00,
Expires 12/22/12	2,653	13,609,890
		68,142,365
Over-the-Counter Call Options — 0.0%
DAX 30 Index, Strike Price USD
7,258.78, Expires 9/21/12,
Broker Goldman Sachs Group, Inc.	9,332	415,769
S&P 500 Index:
Strike Price USD 1,412.15,
Expires 8/17/12, Broker UBS AG	38,517	165,019
Strike Price USD 1,425.00,
Expires 9/21/12, Broker Bank of
America Corp.	98,356	1,136,961
SPX Volatility Index, Strike Price USD
20.00, Expires 8/22/12, Broker
JPMorgan Chase & Co.	1,109,653	2,052,858
Taiwan Taiex Index:
Strike Price USD 8,807.55,
Expires 9/18/13, Broker Credit
Suisse Group AG	88,250	237,594
Strike Price USD 7,057.00,
Expires 12/18/13, Broker
JPMorgan Chase & Co.	7,336	3,975,198
Strike Price USD 7,249.48,
Expires 12/18/13, Broker
Citibank NA	11,052	5,103,256

Options Purchased	Contracts	Value
Over-the-Counter Call Options (concluded)
Taiwan Taiex Index (concluded):
Strike Price USD 8,646.11,
Expires 12/18/13, Broker
JPMorgan Chase & Co.	296,007	$966,589
		14,053,244
Over-the-Counter Put Options — 0.2%
Brazil BOVESPA Index:
Strike Price USD 55,478.72,
Expires 11/16/12, Broker
Goldman Sachs Group, Inc.	2,156	5,111,578
Strike Price USD 55,389.31,
Expires 12/12/12, Broker Credit
Suisse Group AG	2,369	6,079,185
EUR Currency:
Strike Price USD 1.31, Expires
11/01/12, Broker Deutsche
Bank AG	266,270,000	21,696,538
Strike Price USD 1.20, Expires
6/03/13, Broker Credit Suisse
Group AG	398,853,000	15,895,348
KOSPI, Strike Price USD 243.53,
Expires 12/12/13, Broker
Citibank NA	3,516	6,606,212
Mead Johnson Nutrition Corp., Strike
Price USD 80.00, Expires
8/17/12, Broker Morgan Stanley	1,487,340	10,783,215
Russell 2000 Index:
Strike Price USD 807.90, Expires
8/17/12, Broker BNP Paribas SA	80,142	2,190,065
Strike Price USD 800.00, Expires
9/13/12, Broker Bank of
America Corp.	136,306	4,329,687
Strike Price USD 804.79, Expires
10/19/12, Broker JPMorgan
Chase & Co.	80,039	3,556,521
Strike Price USD 753.98, Expires
11/16/12, Broker BNP Paribas SA	172,260	5,037,958
Strike Price USD 759.04, Expires
12/21/12, Broker JPMorgan
Chase & Co.	171,111	6,561,018
S&P 500 Index, Strike Price USD
1,305.14, Expires 9/21/12,
Broker Bank of America Corp.	124,926	1,710,973
		89,558,298

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Options Purchased		Notional Amount (000)	Value
Over-the-Counter Interest Rate Put Swaptions — 0.0%
Pay a fixed rate of 3.00% and receive
a floating rate based on 6-month
LIBOR, expiring 8/17/22, Broker
Deutsche Bank AG	JPY	19,904,958	$3
Total Options Purchased
(Cost – $322,983,530) – 0.4%			214,543,529
Total Investments Before Options Written
(Cost – $48,449,872,774*) – 101.3%			53,294,709,808

		Contracts
Options Written
Exchange-Traded Call Options — (0.2)%
Activision Blizzard, Inc., Strike Price
USD 12.50, Expires 1/19/13		14,416	(1,066,784)
Alcoa, Inc., Strike Price USD 10.00,
Expires 1/19/13		41,729	(1,064,089)
Anadarko Petroleum Corp., Strike
Price USD 95.00, Expires 1/19/13		19,387	(1,599,428)
Apple, Inc., Strike Price USD 450.00,
Expires 1/19/13		3,114	(51,201,945)
Biomarin Pharmaceutical, Inc., Strike
Price USD 45.00, Expires 8/18/12		6,523	(260,920)
Consol Energy, Inc., Strike Price USD
35.00, Expires 10/20/12		51,682	(1,834,711)
EMC Corp., Strike Price USD 25.00,
Expires 1/19/13		7,745	(2,211,198)
Goldcorp, Inc., Strike Price USD
48.00, Expires 10/20/12		7,647	(107,058)
HCA Holdings, Inc., Strike Price USD
30.00, Expires 9/22/12		9,000	(360,000)
Mattel, Inc., Strike Price USD 35.00,
Expires 1/19/13		4,497	(944,370)
Oracle Corp., Strike Price USD 33.00,
Expires 12/22/12		17,162	(1,553,161)
Potash Corp.:
Strike Price USD 47.50, Expires
9/22/12		5,988	(377,244)
Strike Price USD 50.00, Expires
12/22/12		5,810	(673,960)
Sandisk Corp.:
Strike Price USD 43.00, Expires
10/20/12		2,230	(497,290)
Strike Price USD 45.00, Expires
1/19/13		12,941	(3,597,598)
Universal Health Services, Inc., Strike
Price USD 45.00, Expires 10/20/12		6,816	(204,480)
Valeant Pharmaceuticals
International, Inc., Strike Price USD
50.00, Expires 1/19/13		2,882	(1,527,460)
Vertex Pharmaceuticals, Inc., Strike
Price USD 40.00, Expires 1/19/13		7,780	(9,219,300)

Options Written	Contracts		Value
Exchange-Traded Call Options (concluded)
Wal Mart Store, Inc., Strike Price USD
75.00, Expires 1/19/13		26,679	$(7,323,386)
Whiting Petroleum Corp., Strike Price
USD 52.50, Expires 1/19/13	7,421		(834,862)
			(86,459,244)
Exchange-Traded Put Options — (0.0)%
ConocoPhillips, Strike Price USD
55.00, Expires 1/19/13	39,791		(3,501,608)
Goldcorp, Inc., Strike Price USD
36.00, Expires 10/20/12	7,647		(1,919,397)
Intel Corp., Strike Price USD 25.00,
Expires 10/20/12	21,585		(2,018,198)
Mattel, Inc., Strike Price USD 25.00,
Expires 1/19/13	21,504		(483,840)
Nexen, Inc.:
Strike Price USD 17.00, Expires
9/22/12	1,293		(129,300)
Strike Price USD 16.00, Expires
12/22/12	646		(129,200)
S&P 500 Index, Strike Price USD
1,200.00, Expires 12/22/12	2,653		(6,075,370)
			(14,256,913)
Over-the-Counter Call Options — (0.0)%
Brazil BOVESPA Index, Strike Price
USD 64,667.72, Expires
12/12/12, Broker Credit Suisse
Group AG	2,369		(1,352,729)
Canon Inc., Strike Price USD
2,758.05, Expires 1/18/13,
Broker Deutsche Bank AG	492,500		(1,004,021)
DAX 30 Index, Strike Price USD
7,828.10, Expires 9/21/12,
Broker Goldman Sachs Group, Inc.	9,332		(27,118)
EUR Currency:
Strike Price USD 1.37, Expires
11/01/12, Broker Deutsche
Bank AG	266,270,000		(166,102)
Strike Price USD 1.40, Expires
6/03/13, Broker Credit Suisse
Group AG	398,853,000		(3,009,761)
Mattel, Inc., Strike Price USD 33.00,
Expires 1/18/13, Broker Morgan
Stanley	387,200		(1,201,747)
Mead Johnson Nutrition Co., Strike
Price USD 100.00, Expires
1/18/13, Broker Morgan Stanley	1,487,340		(356,961)
Mitsui Fudosan Co. LTD, Strike Price
USD 1,521.73, Expires 1/18/13,
Broker Citibank NA	546,000		(981,942)
Russell 2000 Index:
Strike Price USD 851.80, Expires
11/16/12, Broker BNP Paribas SA	172		(1,962,275)
Strike Price USD 868.03, Expires
12/21/12, Broker JPMorgan
Chase & Co.	171		(2,071,590)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

		Contracts	Value
Options Written
Over-the-Counter Call Options (concluded)
SPX Volatility Index, Strike Price USD
26.00, Expires 8/22/12, Broker
JPMorgan Chase & Co.		1,109,653	$(776,757)
Yamada Denki Co. LTD, Strike Price
USD 4,347.00, Expires 1/18/13,
Broker Citibank NA		213,000	(1,020,829)
			(13,931,832)
Over-the-Counter Put Options — (0.1)%
Brazil BOVESPA Index:
Goldman Sachs Group, Inc.,
Strike Price BRL 46,466.95,
Expires 11/16/12		2,156	(1,152,731)
Credit Suisse Group AG, Strike
Price BRL 46,392.06, Expires
12/12/12		2,369	(1,589,555)
Mead Johnson Nutrition Co., Strike
Price USD 60.00, Expires
1/17/14, Broker Morgan Stanley		1,487,340	(7,235,909)
Russell 2000 Index:
Bank of America Corp., Strike
Price USD700.00, 9/13/12		136,306	(589,654)
Russell 2000 Index (concluded):
JPMorgan Chase & Co., Strike
Price USD 730.12, 10/19/12		80,039	(1,136,990)
BNP Paribas SA, Strike Price
USD 676.65, 11/16/12		172,260	(1,995,255)
JPMorgan Chase & Co., Strike
Price USD 681.19, 12/21/12		171,111	(2,957,084)
S&P 500 Index:
Bank of America Corp., Strike
Price USD 1,137.81, 9/21/12		124,926	(222,465)
Bank of America Corp., Strike
Price USD 1,175.00, 9/21/12		98,356	(270,577)
Citibank NA, Strike Price USD
1,149.60, 12/20/13		59,066	(4,313,228)
Taiwan Taiex Index:
JPMorgan Chase & Co., Strike
Price TWD 5,758.51,
12/18/13		7,336	(2,399,281)
Citibank NA, Strike Price TWD
6,524.53, 12/18/13		11,052	(6,483,089)
			(30,345,818)
		Notional
		Amount
		(000)
Over-the-Counter Interest Rate Put Swaptions — (0.0)%
Receive a fixed rate of 3.15% and
pay a floating rate based on 6-
month LIBOR, expiring 4/30/13,
Broker Morgan Stanley	JPY	19,904,958	(72,381)
Total Options Written
(Premiums Received – $169,706,322) – (0.3)%			(145,066,188)

Value
Total Investments, Net of Options Written – 101.0%	$53,149,643,620
Liabilities in Excess of Other Assets – (1.0)%	(504,069,418)
Net Assets – 100.0%	$52,645,574,202

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$48,804,895,153

Gross unrealized appreciation	$7,247,670,162
Gross unrealized depreciation	(2,757,855,507)
Net unrealized appreciation	$4,489,814,655

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(a)	Non-income producing security.
(b)	Investments in companies (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at October 31, 2011	Shares Purchased	Shares Sold	Shares Held at July 31, 2012	Value at July 31, 2012	Realized Gain/Loss	Income
ETFS Gold Trust	1,355,000	—	—	1,355,000	$216,244,450	—	—
ETFS Palladium Trust	462,500	—	—	462,500	$ 26,811,125	—	—
ETFS Platinum Trust	390,600	—	—	390,600	$ 54,473,076	—	—
Quicksilver Resources,
Inc.	5,790,531	5,176,444	—	10,966,975	$ 49,570,727	—	—
RHJ International	4,080,524	—	—	4,080,524	$ 19,034,933	—	—
RHJ International - ADR	899,200	—	—	899,200	$ 4,208,166	—	—
The St. Joe Co.	9,125,719	103,300	—	9,229,019	$156,247,292	—	—
Tianjin Development
Holdings Ltd.	88,279,743	—	—	88,279,743	$ 42,153,233	—	—

(c)	Security, or a portion of security, is on loan.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(e)	All or a portion of security has been pledged as collateral in connection with swaps.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Convertible security.
(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets	$9,221,795	$27,559

(m)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(n)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(o)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(p)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2012	Value at July 31, 2012	Realized Gain/Loss	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	—	12,049,859[1]	—	12,049,859	$ 12,049,859	—	$ 5,023
BlackRock Liquidity
Series, LLC Money
Market Series	$474,898,135	—	$(159,179,314)[2]	$315,718,821	$315,718,821	—	$1,897,076
iShares Gold Trust	12,437,367			12,437,367	$195,515,409
iShares Silver Trust[3]	490,150	—	(490,150)	—	—	$8,448,362	—

[1]	Represents net shares purchased.
[2]	Represents net beneficial interest sold.
[3]	No longer held by the Fund as of report date.
(q)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(r)	Represents the current yield as of report date.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican New Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar
SPDR	Standard and Poor's Depositary Receipts
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

•	Financial futures contracts sold as of July 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
655	Nikkei 225 Index	Chicago Mercantile	September 2012	JPY	2,813,225,000	$ 416,611
1,450	Topix Index	Tokyo Stock Exchange	September 2012	JPY	10,643,000,000	(3,371,517)
1,665	DAX 30 Index	Eurex Mercantile	September 2012	EUR	282,384,000	(20,739,447)
174	FTSE 100 Index	London Stock Exchange	September 2012	GBP	9,754,440	4,557
9,997	S&P 500 E-Mini Index Future	Chicago Mercantile	September 2012	USD	687,093,810	(14,213,031)
Total						$(37,902,827)

•	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	15,995,475	USD	2,634,336	UBS AG	8/01/12	$10,353
EUR	20,024,165	USD	24,543,620	Credit Suisse Group AG	8/01/12	94,108
USD	32,713	CAD	32,880	Brown Brothers Harriman & Co.	8/01/12	(73)
USD	4,301	CAD	4,317	UBS AG	8/01/12	(4)
USD	1,082,385	EGP	6,581,982	Brown Brothers Harriman & Co.	8/01/12	(1,114)
USD	28,772,899	GBP	18,343,044	Credit Suisse Group AG	8/01/12	13,752
USD	4,398,494	HKD	34,105,089	Brown Brothers Harriman & Co.	8/01/12	505
USD	623,863	JPY	48,776,756	UBS AG	8/01/12	(479)
AUD	268,123,914	USD	282,017,291	UBS AG	8/02/12	89,233
BRL	105,522,180	USD	51,955,775	Barclays Plc	8/02/12	(522,939)
BRL	105,522,180	USD	51,476,745	Barclays Plc	8/02/12	17,584
BRL	63,628,500	USD	31,328,656	UBS AG	8/02/12	(315,325)
BRL	63,628,500	USD	31,039,807	UBS AG	8/02/12	10,603
CAD	1,820,812	USD	1,818,838	Barclays Plc	8/02/12	(3,201)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Foreign currency exchange contracts as of July 31, 2012 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,062,000	USD	1,089,431	Deutsche Bank AG	8/02/12	$(1,650)
DKK	16,718,052	USD	2,769,118	UBS AG	8/02/12	(4,958)
EUR	13,976,616	USD	17,220,589	Barclays Plc	8/02/12	(23,764)
EUR	91,629,528	USD	112,786,786	UBS AG	8/02/12	50,373
USD	268,821,036	AUD	268,123,914	UBS AG	8/02/12	(13,285,488)
USD	50,132,159	BRL	105,522,180	Barclays Plc	8/02/12	(1,300,677)
USD	51,476,745	BRL	105,522,180	Barclays Plc	8/02/12	(17,584)
USD	30,251,028	BRL	63,628,500	UBS AG	8/02/12	(762,303)
USD	31,039,807	BRL	63,628,500	UBS AG	8/02/12	(10,603)
USD	60,156	CAD	60,282	Brown Brothers Harriman & Co.	8/02/12	45
USD	2,666	EGP	16,218	Brown Brothers Harriman & Co.	8/02/12	(4)
USD	114,566,231	EUR	91,629,528	UBS AG	8/02/12	1,729,072
USD	9,849,504	GBP	6,278,368	Barclays Plc	8/02/12	5,963
USD	16,193,732	JPY	1,264,811,462	Brown Brothers Harriman & Co.	8/02/12	4,146
USD	163,199,740	SGD	206,189,000	HSBC Holdings Plc	8/02/12	(2,573,696)
CHF	118,350,818	EUR	98,594,460	Credit Suisse Group AG	8/03/12	(73,571)
CHF	124,414,369	EUR	103,647,546	UBS AG	8/03/12	(79,467)
SGD	107,787,660	USD	84,466,468	JPMorgan Chase & Co.	8/03/12	2,193,472
USD	137,742,564	AUD	137,193,789	Deutsche Bank AG	8/03/12	(6,592,553)
USD	85,391,244	SGD	107,787,660	JPMorgan Chase & Co.	8/03/12	(1,268,696)
USD	50,599	EGP	307,794	Brown Brothers Harriman & Co.	8/06/12	(69)
USD	125,007,860	JPY	9,940,000,000	Deutsche Bank AG	8/06/12	(2,269,973)
USD	152,358,688	AUD	149,551,604	JPMorgan Chase & Co.	8/09/12	(4,890,564)
USD	58,754,375	AUD	57,645,846	UBS AG	8/09/12	(1,858,590)
USD	194,889,103	EUR	159,000,990	Credit Suisse Group AG	8/09/12	(927,799)
USD	233,203,861	EUR	190,202,810	Deutsche Bank AG	8/09/12	(1,039,492)
USD	165,867,246	GBP	106,964,200	JPMorgan Chase & Co.	8/09/12	(1,905,369)
JPY	1,999,314,000	USD	25,085,181	Deutsche Bank AG	8/10/12	516,284
SGD	109,532,064	USD	86,723,724	HSBC Holdings Plc	8/10/12	1,338,545
SGD	83,338,048	USD	65,942,956	JPMorgan Chase & Co.	8/10/12	1,059,686
USD	68,159,376	AUD	66,461,290	Barclays Plc	8/10/12	(1,716,342)
USD	86,699,355	SGD	109,532,064	HSBC Holdings Plc	8/10/12	(1,362,914)
USD	66,021,840	SGD	83,338,048	JPMorgan Chase & Co.	8/10/12	(980,802)
USD	110,968,920	EUR	91,766,352	UBS AG	8/16/12	(2,054,247)
USD	196,753,918	GBP	126,692,800	Deutsche Bank AG	8/17/12	(1,961,949)
USD	126,656,933	GBP	81,609,900	JPMorgan Chase & Co.	8/17/12	(1,347,043)
JPY	9,936,825,200	USD	125,862,257	Credit Suisse Group AG	8/23/12	1,396,624
JPY	3,931,796,369	USD	49,769,574	UBS AG	8/23/12	584,135
USD	127,133,200	EUR	103,996,139	Credit Suisse Group AG	8/23/12	(962,596)
USD	33,294,719	MXN	437,542,550	Deutsche Bank AG	8/23/12	382,059
CHF	110,509,821	EUR	92,050,862	UBS AG	8/24/12	(25,974)
USD	83,775,259	EUR	68,305,720	Barclays Plc	8/24/12	(360,293)
USD	208,583,184	EUR	170,011,765	JPMorgan Chase & Co.	8/24/12	(828,759)
USD	46,723,644	GBP	29,877,700	Deutsche Bank AG	8/24/12	(138,917)
USD	94,722,459	GBP	60,586,700	Goldman Sachs Group, Inc.	8/24/12	(306,539)
USD	51,620,282	BRL	105,522,180	Barclays Plc	9/05/12	542,347
USD	31,132,449	BRL	63,628,500	UBS AG	9/05/12	333,120
MXN	1,932,148,130	USD	138,823,691	Credit Suisse Group AG	9/06/12	6,326,307
USD	281,101,111	AUD	268,123,914	UBS AG	9/06/12	(99,033)
USD	118,129,571	EUR	95,934,228	UBS AG	9/06/12	(54,931)
USD	144,351,747	MXN	1,932,148,130	Credit Suisse Group AG	9/06/12	(798,251)
USD	135,849,826	JPY	10,660,000,000	UBS AG	10/15/12	(754,897)
MXN	1,330,119,720	USD	94,962,427	UBS AG	10/18/12	4,555,718
USD	100,768,172	MXN	1,330,119,720	UBS AG	10/18/12	1,250,027
USD	125,187,340	JPY	9,940,000,000	Deutsche Bank AG	11/09/12	(2,232,123)
AUD	165,240,000	USD	161,282,502	JPMorgan Chase & Co.	11/15/12	10,954,561

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Foreign currency exchange contracts as of July 31, 2012 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	86,441,427	AUD	85,611,000	Goldman Sachs Group, Inc.	11/15/12	$(2,794,758)
USD	84,747,587	AUD	83,553,606	Goldman Sachs Group, Inc.	11/15/12	(2,344,084)
USD	161,489,052	AUD	165,240,000	JPMorgan Chase & Co.	11/15/12	(10,748,011)
USD	150,412,153	MXN	1,993,863,500	Deutsche Bank AG	11/15/12	1,637,416
USD	70,320,902	EUR	57,727,621	HSBC Holdings Plc	12/05/12	(886,294)
USD	135,199,986	MXN	1,797,619,010	JPMorgan Chase & Co.	12/13/12	1,416,155
USD	40,472,926	EUR	33,181,737	Credit Suisse Group AG	1/09/13	(478,100)
USD	144,319,110	JPY	11,310,000,000	UBS AG	1/16/13	(804,775)
USD	40,580,650	EUR	33,261,737	Credit Suisse Group AG	1/23/13	(477,635)
USD	105,808,271	SGD	133,165,000	UBS AG	1/24/13	(1,349,127)
Total						$(39,086,206)

•	Credit default swaps on traded indexes - buy protection outstanding as of July 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX North
America High Yield
Index Series 18	5.00%	Deutsche Bank AG	6/20/17	$131,277	$ (5,192,168)
Dow Jones CDX North
America High Yield
Index Series 18	5.00%	JPMorgan Chase & Co.	6/20/17	$131,297	(5,034,907)
Total					$(10,227,075)

•	Interest rate swaps outstanding as of July 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation
1.29% [1]	3-Month LIBOR	Deutsche Bank AG	6/22/16	$333,544	$1,101,830
1.32% [1]	3-Month LIBOR	Deutsche Bank AG	6/22/16	$333,656	1,179,973
1.28% 1	3-Month LIBOR	UBS AG	6/22/16	$833,508	2,600,712
Total					$4,882,515

[1]	Fund pays a floating rate and receives fixed rate.
•	Total return swaps outstanding as of July 31, 2012 were as follows:
Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty/ Exchange	Expiration Date	Contract Amount	Unrealized Appreciation
SGX Nikkei Stock Average
Dividend Point Index
Futures December 2013	Receives	JPY 2,500,656,200	Citibank NA	3/31/14	JPY 1,526	$ 6,988,338

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$ 36,079,923	—	—	$ 36,079,923
Australia	—	$ 192,886,738	—	192,886,738
Belgium	—	23,243,099	—	23,243,099
Brazil	715,166,158	—	—	715,166,158
Canada	1,295,990,903	—	$25	1,295,990,928
Chile	27,687,660	—	—	27,687,660
China	—	451,730,953	—	451,730,953
Denmark	—	20,231,226	—	20,231,226
Egypt	1,097,522	—	—	1,097,522
France	125,935,841	590,081,158	—	716,016,999
Germany	—	1,254,354,287	—	1,254,354,287
Hong Kong	—	388,654,231	—	388,654,231
India	—	12,160,785	—	12,160,785
Indonesia	—	32,637,366	—	32,637,366
Ireland	42,784,578	—	—	42,784,578
Israel	133,486,274	—	—	133,486,274
Italy	—	236,568,243	—	236,568,243
Japan	—	2,953,605,240	—	2,953,605,240
Kazakhstan	—	63,920,588	—	63,920,588
Malaysia	84,513,743	173,716,985	—	258,230,728
Mexico	133,422,195	—	—	133,422,195
Netherlands	111,507,453	193,004,252	—	304,511,705
Norway	—	57,712,713	—	57,712,713
Philippines	25,271,100	—	—	25,271,100
Portugal	—	12,613,034	—	12,613,034
Russia	72,093,119	63,914,284	—	136,007,403
Singapore	—	487,529,653	—	487,529,653
South Africa	58,773,864	37,661,464	—	96,435,328
South Korea	113,336,002	387,163,003	—	500,499,005
Sweden	—	21,711,984	—	21,711,984
Switzerland	31,345,684	484,222,052	—	515,567,736

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Taiwan	$ 62,152,924	$182,673,250	—	$244,826,174
Thailand	159,766,674	—	—	159,766,674
Turkey	—	26,344,943	—	26,344,943
United Arab
Emirates	16,357,821	—	—	16,357,821
United Kingdom	585,295,903	1,128,430,047	$ 46,472,109	1,760,198,059
United States	18,018,662,997	—	—	18,018,662,997
Corporate Bonds	—	3,103,996,934	285,653,087	3,389,650,021
Floating Rate Loan
Interests	—	19,856,419	116,896,328	136,752,747
Foreign Agency
Obligations	—	4,927,494,614	—	4,927,494,614
Non-Agency
Mortgage-Backed
Securities	—	49,315,366	—	49,315,366
US Treasury
Obligations	—	3,570,600,357	—	3,570,600,357
Investment
Companies	1,144,795,671	—	—	1,144,795,671
Preferred Securities	522,368,759	67,119,918		589,488,677
Warrants	2,963,647	1,919,448		4,883,095
Short-Term Securities:
Foreign Agency
Obligations		1,692,943,647	—	1,692,943,647
Money Market Funds	12,049,859	315,718,821	—	327,768,680
Time Deposits	—	18,149,263		18,149,263
US Treasury
Obligations	—	5,854,352,091		5,854,352,091
Total	$23,532,906,274	$29,098,238,456	$449,021,549	$53,080,166,279

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$ 110,931,984	$ 73,007,994	—	$ 183,939,978
Foreign currency exchange contracts	—	73,867,941	—	73,867,941
Interest rate contracts	—	4,882,518	—	4,882,518
Liabilities:
Equity contracts	(138,618,984)	(51,328,862)	—	(189,947,846)
Foreign currency exchange contracts	—	(78,538,124)	—	(78,538,124)
Interest rate contracts	—	(72,381)	—	(72,381)
Total	$ (27,687,000)	$ 21,819,086	—	$ (5,867,914)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$ 9,888,773	—	—	$ 9,888,773
Liabilities:
Bank overdraft	—	$(1,946,105)	—	(1,946,105)
Collateral on
securities loaned at
value	—	(315,718,821)	—	(315,718,821)
Cash received as
collateral for Swaps	—	(38,228,095)	—	(38,228,095)
Total	$ 9,888,773	$(355,893,021)	—	$(346,004,248)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance,
as of October 31,
2011	$ 24,716	$ 415,210,941	$ 177,519,138	$ 592,754,795
Transfers into
Level 3[1]	—	—	—	—
Transfers out of
Level 3[1]	—	(86,523,688)	—	(86,523,688)
Accrued
discounts/
premiums	—	336,801	456,167	792,968
Net realized gain
(loss)	—	29,776,173	331,325	30,107,498
Net change in
unrealized
appreciation/
depreciation[2]	(2,470,375)	(48,025,491)	471.388	(50,024,478)
Purchases	48,917,793	111,440,602	1,286,563	161,644,958
Sales	—	(136,562,251)	(63,168,253)	(199,730,504)
Closing Balance,
as of July 31,
2012	$46,472,134	$ 285,653,087	$ 116,896,328	$ 449,021,549

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2012 was $(24,085,758).
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	21

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Equity Contracts
	Assets	Liabilities	Total
Opening Balance, as of October 31, 2011	$ 50,531,861	$(158,461,863)	$(107,930,002)
Transfers into Level 3[1]	—	—	—
Transfers out of Level 3[1]	(3,914,678)	—	(3,914,678)
Accrued discounts/ premium	—	—	—
Net realized gain (loss)	(82,895,326)	11,586,664	(71,308,662))
Net change in unrealized appreciation/ depreciation[3]	52,900,685	51,293,091	104,193,776
Purchases	—	—	—
Issues[4]	—	—	—
Sales	(16,622,542)	(988,661)	(17,611,203)
Settlements[5]	—	96,570,769	96,570,769
Closing Balance, as of July 31, 2012	—	—	—

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of July 31, 2012 was $0.
[4]	Issues represent upfront cash received on certain derivative financial instruments.
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2012	22

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 25, 2012